DEPOSITS - Deposit type and weighted-average interest rate (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deposits [Abstract]
NOW accounts, deposits	$ 83,346	$ 76,170
NOW accounts, weighted-average interest rate	0.09%	0.28%
Passbook accounts, deposits	33,712	33,388
Passbook accounts, weighted-average interest rate	0.10%	0.15%
Money market demand deposit	116,891	106,098
Money market demand deposit, weighted-average interest rate	0.25%	0.50%
Total demand, transaction and passbook deposits	233,949	215,656
Certificates of deposit Original maturities of:
Less than 12 months, deposits	88,509	116,876
Less than 12 months, weighted-average interest rate	1.62%	2.28%
12 to 18 months	66,860	66,554
12 to 18 months	0.57%	0.84%
24 months - 36 months	36,079	39,088
24 months - 36 months	0.96%	1.27%
Over 36 months	65,249	54,147
Over 36 months	2.24%	2.86%
Total certificates of deposit	256,697	276,665
Deposits	$ 490,646	$ 492,321